Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 15, 2023
Entity Registrant Name	JOHNSON MUTUAL FUNDS TRUST
Entity Central Index Key	0000892657
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 15, 2023
Document Effective Date	Sep. 15, 2023
Prospectus Date	May 01, 2023
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus:
Trading Symbol	JMUNX